Document and Entity Information	Jun. 16, 2021
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001815849
Document Type	8-K
Document Period End Date	Jun. 16, 2021
Entity Registrant Name	ATI PHYSICAL THERAPY, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39439
Entity Tax Identification Number	85-1408039
Entity Address, Address Line One	790 Remington Boulevard
Entity Address, City or Town	Bolingbrook
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60440
City Area Code	(630)
Local Phone Number	296-2223
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value
Trading Symbol	ATIP
Security Exchange Name	NYSE
Redeemable Warrants [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	ATIP WS
Security Exchange Name	NYSE